FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Notional amount of the hedging instruments	$ 36,706	$ 85,293